Sale of Small U.S. Hydro Facilities	12 Months Ended
Dec. 31, 2012
Sale of Small U.S. Hydro Facilities
18.	Sale of Small U.S. Hydro Facilities

On March 14, 2013, APCo entered into an agreement to sell 10 small U.S. hydroelectric generating facilities that were no longer considered strategic to the ongoing operations of the Company for gross proceeds of U.S. $27,000 In August 2012, APCo sold another small U.S. Hydro facility for gross proceeds of $350 for a loss on sale, net of tax of $253 which is included in the loss from discontinued operations. The operating results from these facilities are therefore disclosed as discontinued operations on the consolidated statements and prior periods have been reclassified to conform to this presentation.

The summary of operating results and cash flows from discontinued operations for the years ended December 31 is as follows:

	2012	2011
Non-regulated energy sales	2,870	5,921
Operating and administrative expenses	3,241	4,402
Depreciation of property, plant and equipment	1,279	1,405
Interest expense	4	4
Loss on sale of assets	253	—
Write-down of long-lived assets	—	1,354

Loss from discontinued operations, before income taxes	(1,907)	(1,244)
Income tax recovery	750	492

Loss from discontinued operations, net of income taxes	(1,157)	(752)
Add:
Depreciation of property, plant and equipment	1,279	1,405
Loss on sale of assets	253	—
Write-down of long-lived assets	—	1,354
Less:
Income tax recovery	(750)	(492)

Net cash (outflow) inflow from discontinued operations	(375)	1,515

Assets held-for-sale as at December 31, were as follows:

	2012	2011
Property, plant and equipment	24,390	25,847